Vessels, net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Vessels, Net
Beginning balance	$ 988,068,180
Ending balance	971,343,160	$ 988,068,180
Depreciation, right-of-use assets	22,485
Cost
Vessels, Net
Beginning balance	1,154,437,128	1,151,927,325
Fully amortized Dry-Dock component	(2,000,000)	(1,600,000)
Additions	3,583,941	4,109,803
Ending balance	1,156,021,069	1,154,437,128
Accumulated Depreciation
Vessels, Net
Beginning balance	(166,368,948)	(127,631,290)
Fully amortized Dry-Dock component	2,000,000	1,600,000
Depreciation charge for the period	(20,308,961)	(40,337,658)
Ending balance	(184,677,909)	(166,368,948)
Vessels' cost
Vessels, Net
Beginning balance	980,038,462
Ending balance	961,332,141	980,038,462
Vessels' cost | Cost
Vessels, Net
Beginning balance	1,138,221,805	1,138,221,805
Ending balance	1,138,221,805	1,138,221,805
Vessels' cost | Accumulated Depreciation
Vessels, Net
Beginning balance	(158,183,343)	(120,665,575)
Depreciation charge for the period	(18,706,321)	(37,517,768)
Ending balance	(176,889,664)	(158,183,343)
Dry-docking and special survey costs
Vessels, Net
Beginning balance	8,029,718
Ending balance	10,011,019	8,029,718
Dry-docking and special survey costs | Cost
Vessels, Net
Beginning balance	16,215,323	13,705,520
Fully amortized Dry-Dock component	(2,000,000)	(1,600,000)
Additions	3,583,941	4,109,803
Ending balance	17,799,264	16,215,323
Dry-docking and special survey costs | Accumulated Depreciation
Vessels, Net
Beginning balance	(8,185,605)	(6,965,715)
Fully amortized Dry-Dock component	2,000,000	1,600,000
Depreciation charge for the period	(1,602,640)	(2,819,890)
Ending balance	$ (7,788,245)	$ (8,185,605)